CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY - USD ($)		Total		Common Stock	Common Stock Class A Common Stock		Treasury Stock	Additional Paid-In Capital		Retained Earnings (Accumulated Deficits)		Accumulated Other Comprehensive Income		Non- Controlling Interests
Beginning balance (in shares) at Dec. 31, 2021	[1]				50,369,350
Beginning balance at Dec. 31, 2021		$ 766,893	[1]		$ 5,037	[1]	$ 0	$ 704,963	[1]	$ 205,048	[1]	$ 0	[1]	$ (148,155)	[1]
Beginning balance, Treasury stock (in shares) at Dec. 31, 2021							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions		(6,400,000)								(6,400,000)
Other comprehensive income		1,395,830										1,052,836		342,994
Net Income		$ 32,386,974								31,682,275				704,699
Ending balance (in shares) at Dec. 31, 2022		50,369,350			50,369,350	[1]
Ending balance at Dec. 31, 2022	[1]	$ 28,149,697			$ 5,037		$ 0	704,963		25,487,323		1,052,836		899,538
Ending balance, Treasury stock (in shares) at Dec. 31, 2022		0					0
Beginning balance (in shares) at Dec. 31, 2022		50,369,350			50,369,350	[1]
Beginning balance at Dec. 31, 2022	[1]	$ 28,149,697			$ 5,037		$ 0	704,963		25,487,323		1,052,836		899,538
Beginning balance, Treasury stock (in shares) at Dec. 31, 2022		0					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions		$ (34,451,607)								(34,451,607)
Deferred transaction costs		(11,397,402)						(555,851)		(10,841,551)
Public warrants		960,900						4,726,500		(3,765,600)
Merger with East Resources Acquisition Company (in shares)					12,980,473
Merger with East Resources Acquisition Company		(2,796,225)			$ 1,298			17,849,052		(20,646,575)
Acquisition of Abacus Settlements, LLC		165,361,332						165,361,332
Proceeds received from SPAC trust		$ 972,262						972,262
Repurchase of common stock (in shares)		(146,650)					(146,650)
Repurchase of common stock		$ (1,283,062)					$ (1,283,062)
Stock-based compensation (in shares)		39,000
Stock-based compensation		$ 10,768,024		$ 4				10,768,020
Transfer of non-controlling interest		0								(24,751)				24,751
Other comprehensive income		(1,248,330)										(944,463)		(303,867)
Net Income		$ 9,034,487								9,516,626				(482,139)
Ending balance (in shares) at Dec. 31, 2023		63,242,173			63,388,823
Ending balance at Dec. 31, 2023		$ 164,070,076			$ 6,339		$ (1,283,062)	$ 199,826,278		$ (34,726,135)		$ 108,373		$ 138,283
Ending balance, Treasury stock (in shares) at Dec. 31, 2023		(146,650)					(146,650)

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the successful Business Combination.